Retirement and Severance Benefits (Schedule of Weighted-Average Assumptions Used to Determine Net Cost) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Discount rate	2.60%	2.70%	2.70%
Expected return on plan assets	3.20%	3.10%	3.10%
Rate of compensation increase	1.80%	1.70%	1.70%